Income Tax - Summary of Income Tax Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2015	Dec. 31, 2014
Income tax [Abstract]
Current Tax	$ (216,321,415)	$ (179,773,668)	$ (670,468,400)
Deferred Tax	29,075,628	79,448,803	223,385,196
Income tax recognized in the consolidated statement of profit or loss	(187,245,787)	(100,324,865)	(447,083,204)	$ (555,002)	$ (647,945)
Income tax recognized in the consolidated statement of comprehensive income	83,160,063	223,182,909	(243,271,929)
Total income tax	$ (104,085,724)	$ 122,858,044	$ (690,355,133)